Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets

	Customer relationships	Trade names	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2025	€’000	€’000	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2025	19,758	4,606	-	-	-	-	24,364
Additions	-	-	-	-	-	-	-
December 31, 2025	19,758	4,606	-	-	-	-	24,364

Amortisation
January 1, 2025	(329)	(77)	-	-	-	-	(406)
Amortisation charge	(1,976)	(461)					(2,436)
December 31, 2025	(2,305)	(537)	-	-	-	-	(2,842)

Net book value
At December 31, 2025	17,453	4,069	-	-	-	-	21,522

	Customer relationships	Trade names	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2024	€’000	€’000	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2024	-	-	2,996	1,346	1,911	190	6,443
Additions	19,758	4,606		142	-	37	24,543
Reclassification			686	(686)	-	-	(0)
Disposal			-	-	-	(42)	(42)
Deconsolidation of entities			(3,682)	(803)	(1,911)	(185)	(6,580)
December 31, 2024	19,758	4,606	-	-	-	-	24,364
							-
Amortisation							-
January 1, 2024	-	-	(1,320)	-	(4)	(43)	(1,367)
Amortisation charge	(329)	(77)	(959)	-	(1)	(18)	(1,383)
Deconsolidation of entities			2,279	-	5	61	2,344
December 31, 2024	(329)	(77)	-	-	-	-	(406)

Net book value
At December 31, 2024	19,429	4,529	-	-	-	-	23,958